Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 432,186	$ 82,636
Short-term investments	1,524	26,971
Accounts receivable (Note 11)	2,153	2,238
Prepaid expenses and deposits	290	213
Deferred financing costs (Note 8)	1,716	0
Total Current Assets	437,869	112,058
Furniture and equipment, net (Note 4)	1,769	568
Patents and other intangibles, net (Note 5)	118,645	126,069
Deferred tax asset (Note 3)	18,086	0
Goodwill (Note 6)	12,623	13,522
Total Assets	588,992	252,217
Current liabilities
Accounts payable and accrued liabilities (Note 9)	22,169	11,804
Due to related party (Note 9)	7,102	0
Current portion of patent finance obligation (Note 7)	2,458	0
Deferred tax liability (Note 3)	1,851	0
Debentures (Note 8)	203,855	0
Total Current Liabilities	237,435	11,804
Patent finance obligation (Note 7)	5,189	0
Success fee obligation (Note 12 (c))	15,212	0
Total Liabilities	257,836	11,804
Commitments and contingencies (Note 12)
Shareholders' equity
Common shares (Note 10(c))	436,606	355,709
Additional paid-in capital (Note 10(d))	14,061	13,786
Accumulated other comprehensive income (Note 2)	16,225	26,055
Deficit	(135,736)	(155,137)
Total Stockholders' Equity	331,156	240,413
Total Liabilities and Stockholders' Equity	$ 588,992	$ 252,217